Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Consolidated statement of cash flows
Inflow from operating activities		€ 18,081	€ 17,215
Cash flows from investing activities
Purchase of interests in subsidiaries, net of cash acquired			(136)
Purchase of interests in associates and joint ventures		(445)	(13)
Purchase of intangible assets		(3,262)	(3,227)
Purchase of property, plant and equipment		(5,798)	(5,413)
Purchase of investments		(2,009)	(3,726)
Disposal of interests in subsidiaries, net of cash disposed			157
Disposal of interests in associates and joint ventures		446	420
Disposal of property, plant and equipment and intangible assets		33	43
Disposal of investments		3,282	1,704
Dividends received from associates and joint ventures		638	628
Interest received		247	301
Outflow from investing activities		(6,868)	(9,262)
Cash flows from financing activities
Proceeds from issue of long-term borrowings		2,548	4,359
Repayment of borrowings		(8,248)	(12,237)
Net movement in short-term borrowings		3,002	(2,791)
Net movement in derivatives		(293)	279
Interest paid	[1]	(1,804)	(2,152)
Payments for settlement of written put options			(1,482)
Purchase of treasury shares		(2,087)	(62)
Issue of ordinary share capital and reissue of treasury shares			5
Equity dividends paid		(2,474)	(2,427)
Dividends paid to non-controlling shareholders in subsidiaries		(539)	(391)
Other transactions with non-controlling shareholders in subsidiaries		189	1,663
Other movements with associates and joint ventures			40
Outflow from financing activities		(9,706)	(15,196)
Net cash inflow/(outflow)		1,507	(7,243)
Cash and cash equivalents at beginning of the financial year	[2]	5,790	13,288
Exchange gain/(loss) on cash and cash equivalents		74	(255)
Cash and cash equivalents at end of the financial year	[2]	€ 7,371	€ 5,790

[1]	Interest paid includes €58 million of cash inflow (FY21: €9 million inflow) on derivative financial instruments for the share buyback related to maturing tranches of mandatory convertible bonds
[2]	Comprises cash and cash equivalents as presented in the consolidated statement of financial position of €7,496 million (FY21: €5,821 million), together with overdrafts of €125 million (FY21: €31 million).